OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Parent - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Debt securities in issue	£ 42,873	£ 37,569
Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Debt securities in issue	1,347	1,916
Santander UK Group Holdings plc | Debt securities
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Debt securities in issue	£ 2,972	£ 799